Summary of significant accounting policies - Disclosure of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Sep. 30, 2019
Minimum | Internal-use software
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	2 years
Minimum | Business solutions
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	2 years
Minimum | Software licenses
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	3 years
Minimum | Client relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	2 years
Maximum | Internal-use software
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	7 years
Maximum | Business solutions
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years
Maximum | Software licenses
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	8 years
Maximum | Client relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	10 years